Nature of operations and going concern (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature Of Operations [Abstract]
Loss	$ (2,628,248)	$ (2,763,134)	$ (9,325,226)
Accumulated deficit	(27,470,772)	(24,842,524)
Working capital deficiency	$ 6,478,520	$ 3,655,842